Equity Incentive Plan - Options, RSUs, PSUs (Details) shares in Millions		12 Months Ended
	May 31, 2024 shares	May 31, 2024 plan shares
Share-based Compensation
Number of active plans | plan		1
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares		14.3
Stock Options
Share-based Compensation
Stock option vested, Shares		4.1
Stock Options | Tranche One
Share-based Compensation
Stock option vested, Shares		0.5
Stock Options | Tranche Two
Share-based Compensation
Stock option vested, Shares		5.7
Award vesting period		4 years
Stock Options | Tranche Three
Share-based Compensation
Stock option vested, Shares		4.0
Award vesting period		1 year
2012 Equity Incentive Plan
Share-based Compensation
Annual increase in shares authorized, as a percent of outstanding shares	1.00%
Shares available for future stock-based grants	56.3	56.3